Operating Expenses Before Credit Impairment Charges, Provisions and Charges - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accumulated depreciation | Branch and head office site closures
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Impairment during the period	£ 2	£ 10